Financial Risk Management - Schedule of Sensitivity to Changes in Market Interest Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest Rate Risk 100 Basis Point Increase [Member]
Disclosure Of Financial Risk Management [Line Items]
Impact on loss before taxes	$ (14)	$ (47)
Interest Rate Risk 100 Basis Point Decrease [Member]
Disclosure Of Financial Risk Management [Line Items]
Impact on loss before taxes	$ 0	$ 0